CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Reallocations of Accumulated Other Comprehensive Income (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income | Other Nonoperating Income (Expense) [Member]
Reclassifications Out of Accumulated Other Comprehensive Income
Reallocations of accumulated other comprehensive income	₽ 1,646	₽ 0	₽ 0